Mortgage Loans Payable (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Mortgage Loans Payable (Details) [Line Items]
Principal Amount Outstanding On Mortgage Loans Payable	$ 1,763.7	$ 2,337.5
Loan One
Mortgage Loans Payable (Details) [Line Items]
Principal Amount Outstanding On Mortgage Loans Payable	79.0
Loan Two
Mortgage Loans Payable (Details) [Line Items]
Principal Amount Outstanding On Mortgage Loans Payable	45.0
Loan Three
Mortgage Loans Payable (Details) [Line Items]
Principal Amount Outstanding On Mortgage Loans Payable	$ 13.5